Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds - Mortgage Finance Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	$ 7,479	$ 12,314
Due within 1 year [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	3,946	4,982
Due After 1 Year But Within 2 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	2,395	3,816
Due After 2 Years But Within 3 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	980	2,375
Due After 3 Years But Within 4 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments	158	979
Due After 4 Years But Within 5 Years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments		162
Due after 5 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage finance bonds [Line Items]
Issued debt instruments